Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related-party Transactions
Short-term employee benefits	$ 1,068	$ 884	$ 822
Post-employment benefits	12	9	7
Share-based compensation	671	41	14
Total Key management personnel compensation	$ 1,751	$ 934	$ 843